Property, plant and equipment (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment	€ 123,200,000	€ 125,500,000
Depreciation, property, plant and equipment	7,700,000
Write-downs (reversals of write-downs) of property, plant and equipment	3,300,000
Increase (decrease) through net exchange differences, property, plant and equipment	3,900,000
Offset by additions	€ 12,600,000